Summary of Significant Accounting Policies (Details 2)	Dec. 31, 2014
Operating equity method investments | Point Lisas Nitrogen Limited (PLNL)
Investments in and Advances to Unconsolidated Affiliates
Ownership interest (as a percent)	50.00%
Operating equity method investments | Ammonia storage joint venture
Investments in and Advances to Unconsolidated Affiliates
Ownership interest (as a percent)	50.00%
Non-operating equity method investments | KEYTRADE AG
Investments in and Advances to Unconsolidated Affiliates
Ownership interest (as a percent)	50.00%
Non-operating equity method investments | GrowHow
Investments in and Advances to Unconsolidated Affiliates
Ownership interest (as a percent)	50.00%